Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments [Abstract]
Summary of Short-term Derivative Contracts

During the year-ended December 31, 2022 and 2021, dLocal entered into short-term derivative contracts (delivery and non-delivery forwards) with different counterparties in different countries in which the Group operates, according to the following detail:

Transaction	Type of Forward Transaction	Local currency	Notional amount in USD as of December 31, 2022	Outstanding balance as of December 31, 2022 - Derivative financial liabilities	Notional amount in USD as of December 31, 2021	Outstanding balance as of December 31, 2021 - Derivative financial liabilities
Non-delivery forwards	Buy USD	Brazilian Reais	22,436,774	122	5,500,000	(152)
Non-delivery forwards	Sell USD (1)	Brazilian Reais	(959,141)	(15)	—	—
Non-delivery forwards	Buy USD	Argentine Peso	6,600,000	(6)	2,500,000	—
Delivery forwards	Buy USD	Chilean Peso	18,750,385	(250)	12,391,928	(8)
Delivery forwards	Buy USD	Uruguayan Peso	2,240,602	48	—	—
Non-delivery forwards	Buy USD	Egyptian Pound	12,979,395	1,002	—	—
Non-delivery forwards	Buy EUR	Moroccan Dirham	6,834,496	31	—	—
Non-delivery forwards	Buy USD	Nigerian naira	8,863,831	(15)	—	—
Non-delivery forwards	Buy USD	Indian Rupee	5,920,282	2	1,000,000	(14)
Non-delivery forwards	Sell USD (1)	Indian Rupee	(566,948)	1	—	—
Non-delivery forwards	Buy USD	Southafrican Rand	5,176,642	(235)	4,000,000	(47)
Non-delivery forwards	Sell USD (1)	Southafrican Rand	(2,626,458)	(11)	—	—
Non-delivery forwards	Buy USD	Costa Rican Colon	159,000	(12)	—	—
Total				662		(221)

(1) The contracts to sell USD are entered into with the purpose of rebalancing and maintaining a hedge ratio that complies with the hedge effectiveness requirements.